UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities (a)	(000)	Value
First Franklin Mortgage Loan
Asset-Backed Certificates,
Series 2005-FF2, Class M2,
0.70%, 3/25/35	$ 3,220	$ 2,921,567
GSAA Home Equity Trust,
Series 2005-1, Class AF2,
4.32%, 11/25/34	598	583,880
Securitized Asset-Backed Receivables
LLC Trust:
Series 2005-0P1, Class M2,
0.71%, 1/25/35	2,000	1,476,424
Series 2005-OP2, Class M1,
0.69%, 10/25/35	1,025	468,867
Soundview Home Equity Loan
Trust, Series 2007-OPT5,
Class 2A2, 1.21%, 10/25/37	2,500	1,439,235
Total Asset-Backed Securities – 3.5%		6,889,973
Foreign Agency Obligations
Province of Ontario Canada,
4.10%, 6/16/14	1,745	1,916,938
Total Foreign Agency Obligations – 1.0%		1,916,938
Non-Agency Mortgage-Backed
Securities
Collateralized Mortgage
Obligations — 3.6%
Bank of America Mortgage
Securities Inc., Series 2003-J,
Class 2A1, 3.60%, 11/25/33 (a)	344	325,207
Bear Stearns Alt-A Trust,
Series 2004-13, Class A1,
0.63%, 11/25/34 (a)	445	360,511
CS First Boston Mortgage
Securities Corp.,
Series 2005-11, Class 6A5,
6.00%, 12/25/35	835	795,273
Countrywide Alternative Loan
Trust, Series 2006-41CB,
Class 2A17, 6.00%, 1/25/37	1,203	1,018,910

Non-Agency Mortgage-Backed	Par
Securities	(000)	Value
Collateralized Mortgage Obligations
(concluded)
Homebanc Mortgage Trust,
Series 2005-4, Class A1, 0.53%,
10/25/35 (a)	$ 1,713	$ 1,266,442
Thornburg Mortgage Securities Trust (a):
Series 2006-6, Class A1,
0.37%, 11/25/46	1,658	1,612,912
Series 2007-2, Class A2A,
0.39%, 6/25/37	1,183	1,129,265
WaMu Mortgage Pass-Through
Certificates, Series 2005-AR7,
Class A1, 2.94%, 8/25/35 (a)	473	469,684
		6,978,204
Commercial Mortgage-Backed
Securities — 8.4%
Bear Stearns Commercial
Mortgage Securities,
Series 2001-T0P2, Class A2,
6.48%, 2/15/35	1,256	1,273,034
Commercial Mortgage Pass-
Through Certificates,
Series 2007-C9, Class A2,
5.81%, 12/10/49 (a)	3,250	3,380,870
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5,
Class A2, 5.59%, 9/15/40	3,400	3,539,422
LB-UBS Commercial Mortgage Trust,
Class A2:
Series 2007-C1, 5.32%,
2/15/40	2,000	2,064,481
Series 2007-C7, 5.59%,
9/15/45	3,000	3,138,023
Wachovia Bank Commercial
Mortgage Trust,
Series 2007-C32, Class A2,
5.93%, 6/15/49 (a)	3,000	3,122,594
		16,518,424
Interest Only Collateralized
Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan
Trust, Series 2007-A5,
Class 1A7, 6.00%, 5/25/37	552	56,975
Total Non-Agency Mortgage-Backed
Securities – 12.0%		23,553,603

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO General Obligation Bonds

LIBOR  London InterBank Offered Rate

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

	Par
Preferred Securities	(000)	Value
Capital Trusts
Diversified Financial
Services — 1.0%
JPMorgan Chase Capital XXII,
6.45%, 1/15/87	$ 2,000	$ 2,002,770
Electric Utilities — 1.0%
PPL Capital Funding, 6.70%,
3/30/67 (a)	2,000	1,900,000
Insurance — 1.2%
The Allstate Corp., 6.50%, 5/15/67 (a)	2,000	1,855,000
ZFS Finance (USA) Trust V, 6.50%,
5/09/67 (a)(b)	504	468,720
		2,323,720
Total Capital Trusts – 3.2%		6,226,490
Trust Preferreds	Shares
Capital Markets — 1.0%
Morgan Stanley Capital Trust VIII,
6.45%, 4/15/67	80,000	1,980,899
Media — 1.1%
Comcast Corp., 6.63%, 5/15/56	80,000	2,058,277
Total Trust Preferreds – 2.1%		4,039,176
Total Preferred Securities – 5.2%		10,265,666
	Par
Taxable Municipal Bonds	(000)
State of California, GO, Taxable,
Various Purpose 3, Mandatory
Put Bonds, 5.65%, 4/01/39 (a)	$ 1,680	1,808,470
Total Taxable Municipal Bonds – 0.9%		1,808,470
U.S. Government Sponsored Agency
Securities
Agency Obligations — 3.4%
Fannie Mae, 5.25%, 8/01/12	2,460	2,653,828
Federal Farm Credit Bank, 4.55%,
6/08/20	3,500	3,995,058
		6,648,886
Collateralized Mortgage
Obligations — 11.6%
Ginnie Mae Mortgage-Backed
Securities, Class C (a):
Series 2005-87, 5.33%,
9/16/34	10,000	11,330,088
Series 2006-3, 5.24%,
4/16/39	10,000	11,442,976
		22,773,064

U.S. Government Sponsored Agency	Par
Securities	(000)	Value
Interest Only Collateralized
Mortgage Obligations — 0.6%
Ginnie Mae Mortgage-Backed
Securities (a):
Series 2006-30, Class IO,
0.80%, 5/16/46	$ 8,313	$ 321,901
Series 2007-20, Class SA,
5.69%, 4/20/37	1,983	221,271
Series 2007-40, Class SN,
6.23%, 7/20/37	2,299	241,647
Series 2008-7, Class SA,
3.14%, 2/20/38	4,155	422,368
		1,207,187
Mortgage-Backed
Securities — 64.0%
Fannie Mae Mortgage-Backed
Securities:
4.00%, 4/01/24 - 10/15/40 (c)	9,146	9,572,858
4.50%, 4/01/39 - 8/01/40	23,186	24,260,950
4.68%, 2/01/13	5,141	5,364,015
5.00%, 11/01/33 - 2/01/40 (d)	24,024	25,461,922
5.24%, 4/01/12 (d)	7,939	8,283,687
5.50%, 7/01/17 -
9/01/36 (d)(e)	27,759	29,837,926
5.71%, 2/01/12	2,478	2,597,874
6.00%, 2/01/36 - 3/01/38	13,435	14,470,910
6.60%, 1/01/11	4,616	4,612,751
Freddie Mac Mortgage-Backed
Securities, 4.50%, 5/01/34	802	843,062
Ginnie Mae Mortgage-Backed
Securities, 5.00%, 11/15/35	34	35,975
		125,341,930
Total U.S. Government Sponsored
Agency Securities – 79.6%		155,971,067
U.S. Treasury Obligations
U.S. Treasury Notes:
0.75%, 9/15/13 (f)	5,490	5,508,013
1.88%, 6/30/15 (f)	29,125	30,012,410
2.50%, 6/30/17 (f)	18,000	18,750,937
2.63%, 8/15/20 (f)	4,000	4,037,500
4.63%, 2/15/40	9,795	11,444,850
4.38%, 5/15/40 (f)	10,000	11,231,300
3.88%, 8/15/40 (f)	12,000	12,405,000
Total U.S. Treasury Obligations – 47.6%		93,390,010
Total Long-Term Investments
(Cost – $281,418,589) – 149.9%		293,795,727

2 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (g)(h)	4,855,517	$ 4,855,517
Total Short-Term Securities
(Cost – $4,855,517) – 2.4%		4,855,517
Total Investments Before Outstanding
Options Written
(Cost – $286,274,106*) – 152.3%		298,651,244
	Notional
	Amount
Options Written	(000)
Over-the-Counter Call
Swaptions — (0.2)%
Pay a fixed rated of 0.60% and
receive a floating rate based on
3-month LIBOR, Expires
10/28/10, Broker Morgan
Stanley Capital Services, Inc.	$ 25,000	(16,000)
Pay a fixed rate of 1.65% and
receive a floating rate based on
3-month LIBOR, Expires
10/28/10, Broker BNP Paribas
SA	40,000	(262,040)
Pay a fixed rate of 2.50% and
receive a floating rate based on
3-month LIBOR, Expires
10/28/10, Broker JPMorgan
Chase Bank NA	20,000	(117,860)
Pay a fixed rated of 3.20% and
receive a floating rate based on
3-month LIBOR, Expires
10/28/10, Broker Morgan
Stanley Capital Services, Inc.	5,000	(58,990)
Total Options Written
(Premiums Received – $359,000) – (0.2)%		(454,890)
Total Investments, Net of Outstanding Options
Written – 152.1%		298,196,354
Liabilities in Excess of Other Assets – (52.1)%		(102,184,751)
Net Assets – 100.0%		$ 196,011,603

* The cost and unrealized appreciation (depreciation) of investments as of
September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 286,274,106
Gross unrealized appreciation	$ 15,338,091
Gross unrealized depreciation	$ (2,960,953)
Net unrealized appreciation	12,377,138

(a) Variable rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Represents or includes a to-be-announced (“TBA”) transaction. Unsettled
TBA transactions as of report date were as follows:

	Market	Unrealized
Counterparty	Value	Depreciation
Goldman Sachs & Co.	$ 925,031	$ (1,547)

(d) All or a portion of security has been pledged as collateral in connection with swaps.
(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

Shares Held
	Shares Held		at
	at December		September
Affiliate	31, 2009	Net Activity	30, 2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	2,181,318	2,674,199	4,855,517	$ 5,129

(h) Represents the current yield as of report date.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

SEPTEMBER 30, 2010 3

Schedule of Investments (continued) BlackRock Enhanced Government Fund, Inc. (EGF)

• Financial futures contracts purchased as of September 30, 2010 were as follows:
			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation
31	10-Year U.S. Treasury	Chicago Board of
	Bond	Trade	December 2010	$ 3,886,078	$ 21,375
3	Euro Dollar Future	Chicago Mercantile	June 2013	$ 731,933	5,579
Total					$ 26,954

• Financial futures contracts sold as of September 30, 2010 were as follows:
			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Depreciation
8	Euro Dollar Future	Chicago Mercantile	December 2010	$ 1,983,676	$ (9,124)
8	Euro Dollar Future	Chicago Mercantile	March 2011	$ 1,979,176	(12,625)
4	Euro Dollar Future	Chicago Mercantile	June 2011	$ 987,063	(8,087)
5	Euro Dollar Future	Chicago Mercantile	September 2011	$ 1,229,972	(12,778)
5	Euro Dollar Future	Chicago Mercantile	December 2011	$ 1,226,447	(14,803)
6	Euro Dollar Future	Chicago Mercantile	March 2012	$ 1,467,019	(20,456)
1	Euro Dollar Future	Chicago Mercantile	June 2012	$ 244,659	(2,878)
2	Euro Dollar Future	Chicago Mercantile	September 2012	$ 488,194	(6,131)
2	Euro Dollar Future	Chicago Mercantile	December 2012	$ 486,969	(6,481)
2	Euro Dollar Future	Chicago Mercantile	March 2013	$ 485,969	(6,656)
Total					$ (100,019)

• Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:
	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse Securities (USA) LLC	0.25%	7/22/10	Open	$ 10,855,275	$ 10,850,000
Barclays Capital Inc.	0.15%	7/30/10	Open	$ 29,605,558	29,598,281
Credit Suisse Securities (USA) LLC	0.19%	7/30/10	Open	$ 6,091,896	6,090,000
Barclays Capital Inc.	0.20%	8/18/10	Open	$ 10,145,423	10,143,000
Credit Suisse Securities (USA) LLC	0.10%	8/25/10	Open	$ 4,060,395	4,060,000
Credit Suisse Securities (USA) LLC	0.20%	9/02/10	Open	$ 12,376,856	12,375,000
Barclays Capital Inc.	0.25%	9/17/10	Open	$ 5,490,496	5,490,000
Total					$ 78,606,281

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:
					Notional
	Fixed	Floating			Amount	Unrealized
	Rate	Rate	Counterparty	Expiration	(000)	Depreciation
	4.63%[1]	3-month LIBOR	Deutsche Bank AG	March 2013	$ 50,000	$ (4,773,490)
	5.71%[1]	3-month LIBOR	Deutsche Bank AG	June 2017	$ 25,000	(5,926,603)
	5.96%1	3-month LIBOR	Deutsche Bank AG	December 2037	$ 25,000	(12,220,593)
	Total				$ (22,920,686)
	[1]Pays fixed interest rate and receives floating rate.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

SEPTEMBER 30, 2010 4

Schedule of Investments(continued)

BlackRock Enhanced Government Fund, Inc. (EGF)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	--	$ 6,889,973		--	$ 6,889,973
Foreign Agency Obligations	--	1,916,938		--	1,916,938
Non-Agency Mortgage-Backed Securities	--	23,553,603		--	23,553,603
Preferred Securities	$ 4,039,176	6,226,490		--	10,265,666
Taxable Municipal Bonds	--	1,808,470		--	1,808,470
U.S. Government Sponsored Agency Securities	--	155,971,067		--	155,971,067
U.S. Treasury Obligations	--	93,390,010		--	93,390,010
Short-Term Securities:
Money Market Fund	4,855,517	--		--	4,855,517
Total
	$ 8,894,693	$ 289,756,551		--	$298,651,244

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate contracts	$ 26,954	--	--	$ 26,954
Liabilities:
Interest rate contracts	(100,019)	$ (23,375,576)	--	(23,475,595)
Total	$ (73,065)	$ (23,375,576)	--	$ (23,448,641)

1 Derivative financial instruments are financial futures contracts, swaps and options written. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.

SEPTEMBER 30, 2010 5

Schedule of Investments(concluded)

BlackRock Enhanced Government Fund, Inc. (EGF)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed	Non-Agency Mortgage-
	Securities	Backed Securities	Total
Asset/Liabilities:
Balance, as of December 31, 2009	$ 1,255,800	$ 1,279,621	$ 2,535,421
Accrued discounts/premium	--	(24,422)	(24,422)
Net realized gain (loss)	--	(3,888)	(3,888)
Net change in unrealized
appreciation /depreciation[2]	895,458	222,445	1,117,903
Purchases	--	--	--
Sales	--	(397,871)	(397,871)
Transfers in3	--	--	--
Transfers out[3]	(2,151,258)	(1,075,885)	(3,227,143)
Balance, as of September 30, 2010	--	--	--

2 The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $0.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate Contracts [4]
Liabilities:
Balance, as of December 31, 2009	$ (129,697)
Accrued discounts/premium	--
Net realized gain (loss)	--
Net change in unrealized
appreciation/depreciation	129,697
Purchases	--
Sales	--
Transfers in3	--
Transfers out[3]	--
Balance, as of September 30, 2010	--

3 The Fund’s policy is to recognize transfers in and transfers out as of end of the period of the event or the change in circumstances that caused the transfer.
4Derivative financial instruments are swaps.

6 BLACKROCK ENHANCED GOVERNMENT FUND, INC.

SEPTEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Government Fund, Inc.

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 22, 2010